UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

CLEARBRIDGE INTERNATIONAL GROWTH FUND

FORM N-Q

JANUARY 31, 2018

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.8%
Adient PLC	38,420	$2,489,616

Internet & Direct Marketing Retail - 1.9%
ASOS PLC	51,076	5,389,397	*(a)

Leisure Products - 1.1%
Shimano Inc.	21,465	3,071,866	(a)

Media - 0.2%
PANTAFLIX AG	3,039	726,251	*(a)

Specialty Retail - 2.1%
Industria de Diseno Textil SA	70,914	2,542,505	(a)
Nitori Holdings Co., Ltd.	22,300	3,557,910	(a)

Total Specialty Retail		6,100,415

Textiles, Apparel & Luxury Goods - 4.0%
adidas AG	16,809	3,906,477	(a)
Burberry Group PLC	169,451	3,801,702	(a)
LVMH Moet Hennessy Louis Vuitton SE	12,060	3,781,348	(a)

Total Textiles, Apparel & Luxury Goods		11,489,527

TOTAL CONSUMER DISCRETIONARY		29,267,072

CONSUMER STAPLES - 14.1%
Beverages - 4.8%
Coca-Cola Amatil Ltd.	372,129	2,511,226	(a)
Coca-Cola Bottlers Japan Holdings Inc.	96,100	3,400,080	(a)
Diageo PLC, ADR	54,959	7,911,898

Total Beverages		13,823,204

Food Products - 2.2%
Nestle SA, ADR	75,002	6,480,173

Household Products - 1.5%
Reckitt Benckiser Group PLC	45,840	4,428,237	(a)

Personal Products - 5.6%
Kao Corp.	52,000	3,623,888	(a)
Shiseido Co., Ltd.	241,321	12,422,239	(a)

Total Personal Products		16,046,127

TOTAL CONSUMER STAPLES		40,777,741

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Suncor Energy Inc.	147,357	5,338,397

FINANCIALS - 18.9%
Banks - 9.8%
Erste Group Bank AG	174,082	8,761,954	*(a)
HDFC Bank Ltd., ADR	37,000	4,017,830
ING Groep NV	268,859	5,289,541	(a)
Intesa Sanpaolo SpA	2,020,700	7,923,049	(a)
KBC Group NV	23,546	2,263,361	(a)

Total Banks		28,255,735

Capital Markets - 4.7%
Hong Kong Exchanges & Clearing Ltd.	137,477	5,195,962	(a)
London Stock Exchange Group PLC	152,947	8,530,004	(a)

Total Capital Markets		13,725,966

Diversified Financial Services - 0.8%
ORIX Corp.	117,200	2,195,920	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Insurance - 3.6%
AFLAC Inc.	74,544	$6,574,781
Ping An Insurance Group Co. of China Ltd., Class H Shares	334,000	3,974,066	(a)

Total Insurance		10,548,847

TOTAL FINANCIALS		54,726,468

HEALTH CARE - 8.0%
Health Care Equipment & Supplies - 2.5%
Hoya Corp.	143,014	7,330,198	(a)

Health Care Providers & Services - 0.8%
Terveystalo OYJ	189,000	2,323,816	*(a)(b)

Life Sciences Tools & Services - 2.4%
ICON PLC	63,300	6,932,616	*

Pharmaceuticals - 2.3%
Allergan PLC	7,350	1,324,911
Novo Nordisk A/S, ADR	94,700	5,255,850

Total Pharmaceuticals		6,580,761

TOTAL HEALTH CARE		23,167,391

INDUSTRIALS - 15.6%
Airlines - 1.4%
Ryanair Holdings PLC, ADR	33,285	4,084,402	*

Building Products - 0.6%
Munters Group AB	218,855	1,603,545	*(a)(b)

Commercial Services & Supplies - 3.0%
Rentokil Initial PLC	2,069,571	8,727,675	(a)

Electrical Equipment - 2.4%
Nidec Corp.	32,949	5,292,992	(a)
Voltabox AG	54,640	1,716,566	*(a)

Total Electrical Equipment		7,009,558

Machinery - 5.8%
Atlas Copco AB, Class B Shares	160,300	6,692,223	(a)
Aumann AG	20,947	1,732,716	*(a)(b)
FANUC Corp.	30,762	8,365,385	(a)

Total Machinery		16,790,324

Road & Rail - 2.4%
Canadian Pacific Railway Ltd.	38,085	7,047,249

TOTAL INDUSTRIALS		45,262,753

INFORMATION TECHNOLOGY - 19.4%
Electronic Equipment, Instruments & Components - 1.7%
Comet Holding AG, Registered Shares	10,552	1,842,573	*(a)
Keyence Corp.	5,250	3,200,777	(a)

Total Electronic Equipment, Instruments & Components		5,043,350

Internet Software & Services - 5.1%
Alibaba Group Holding Ltd., ADR	29,391	6,004,287	*
Baidu Inc., ADR	11,205	2,766,739	*
Tencent Holdings Ltd.	101,600	6,015,934	(a)

Total Internet Software & Services		14,786,960

IT Services - 1.9%
Amadeus IT Group SA	71,223	5,529,647	(a)

Semiconductors & Semiconductor Equipment - 3.6%
ASML Holding NV	51,789	10,503,231	(a)

Software - 7.1%
Check Point Software Technologies Ltd.	33,990	3,514,906	*
SAP SE	76,338	8,609,494	(a)
Temenos Group AG, Registered Shares	51,233	7,071,810	*(a)
WANdisco PLC	105,000	1,196,076	*(a)

Total Software		20,392,286

TOTAL INFORMATION TECHNOLOGY		56,255,474

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
MATERIALS - 7.2%
Chemicals - 6.0%
Covestro AG		28,097	$3,229,228	(a)(b)
Givaudan SA, Registered Shares		1,755	4,225,823	(a)
Linde AG		11,602	2,831,806	*(a)
Sociedad Quimica y Minera de Chile SA, ADR		42,360	2,388,257
Umicore SA		90,564	4,770,700	(a)

Total Chemicals			17,445,814

Metals & Mining - 1.2%
Vale SA, ADR		253,576	3,319,310

TOTAL MATERIALS			20,765,124

UTILITIES - 1.3%
Electric Utilities - 1.3%
Direct Energie SA		82,636	3,886,145	(a)

TOTAL COMMON STOCKS (Cost - $258,424,161)			279,446,565

PREFERRED STOCKS - 1.4%
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 1.4%
Sartorius AG (Cost - $2,874,764)		32,591	3,895,419	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $261,298,925)			283,341,984

	RATE
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $3,053,136)	1.228%	3,053,136	3,053,136

TOTAL INVESTMENTS - 98.9% (Cost - $264,352,061)			286,395,120
Other Assets in Excess of Liabilities - 1.1%			3,075,441

TOTAL NET ASSETS - 100.0%			$289,470,561

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Growth Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$2,489,616	$26,777,456	—	$29,267,072
Consumer Staples	14,392,071	26,385,670	—	40,777,741
Energy	5,338,397	—	—	5,338,397
Financials	10,592,611	44,133,857	—	54,726,468
Health Care	13,513,377	9,654,014	—	23,167,391
Industrials	11,131,651	34,131,102	—	45,262,753
Information Technology	12,285,932	43,969,542	—	56,255,474
Materials	5,707,567	15,057,557	—	20,765,124
Utilities	—	3,886,145	—	3,886,145
Preferred Stocks	—	3,895,419	—	3,895,419

Total Long-Term Investments	75,451,222	207,890,762	—	283,341,984

Short-Term Investments†	3,053,136	—	—	3,053,136

Total Investments	$78,504,358	$207,890,762	—	$286,395,120

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2018, securities valued at $207,890,762 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 26, 2018